Fair value measurement - Significant unobservable inputs (Details)	Dec. 31, 2018
Financial guarantee liabilities
Valuation technique	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Financial guarantee liabilities | Level 3 | Discount rate
Financial guarantee liabilities
Range of Input	20.0
Financial guarantee liabilities | Level 3 | Margin on costs
Financial guarantee liabilities
Range of Input	90.0
Financial guarantee liabilities | Level 3 | Minimum | Default probability
Financial guarantee liabilities
Range of Input	1.6
Financial guarantee liabilities | Level 3 | Minimum | Weighted average loss rates of loan principal
Financial guarantee liabilities
Range of Input	56.9
Financial guarantee liabilities | Level 3 | Minimum | Weighted average loss rates of loan interest
Financial guarantee liabilities
Range of Input	16.7
Financial guarantee liabilities | Level 3 | Maximum | Default probability
Financial guarantee liabilities
Range of Input	3.6
Financial guarantee liabilities | Level 3 | Maximum | Weighted average loss rates of loan principal
Financial guarantee liabilities
Range of Input	62.4
Financial guarantee liabilities | Level 3 | Maximum | Weighted average loss rates of loan interest
Financial guarantee liabilities
Range of Input	30.4